Revenues (Details) - Schedule of revenues ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Domestic fixed line communications – Bezeq fixed-line
Cellular	₪ 2,316		₪ 2,401	₪ 2,500
Domestic fixed line communications	3,757		3,883	3,953
International communications, internet services and NEP – Bezeq International	1,283		1,338	1,467
Multi-channel television - DBS	1,344		1,473	1,650
Others	229		226	219
Total revenues	8,929	$ 2,584	9,321	9,789
Fixed line telephony [Member]
Domestic fixed line communications – Bezeq fixed-line
Cellular	1,017		1,130	1,255
Network infrastructure [member]
Domestic fixed line communications – Bezeq fixed-line
Cellular	1,497		1,525	1,488
Transmission and data communication [Member]
Domestic fixed line communications – Bezeq fixed-line
Cellular	745		769	775
Cloud and digital services [Member]
Domestic fixed line communications – Bezeq fixed-line
Cellular	273		260	230
Other services [Member]
Domestic fixed line communications – Bezeq fixed-line
Cellular	225		199	205
Cellular services and terminal equipment [Member]
Domestic fixed line communications – Bezeq fixed-line
Cellular	1,674		1,713	1,743
Sale of terminal equipment [Member]
Domestic fixed line communications – Bezeq fixed-line
Cellular	₪ 642		₪ 688	₪ 757